Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2017	Jun. 08, 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to Section 382 limitation			$ 43,900
Operating loss carryforward subject to business expense Section 382 limitation			$ 21,900
Goodwill amortization period	15 years
Reserve for unrecognized tax benefits	$ 0
Earliest tax year
Operating Loss Carryforwards [Line Items]
Open tax year	2017
Federal
Operating Loss Carryforwards [Line Items]
Loss carryforwards	$ 60,200
Loss carryforwards subject to expiration		$ 9,000
Net operating losses expiration year		2037
State
Operating Loss Carryforwards [Line Items]
Loss carryforwards	$ 60,900